FAIR VALUE MEASUREMENTS (Details Narrative) - USD ($)	12 Months Ended
	Nov. 30, 2024	Nov. 30, 2022	Nov. 30, 2023
Cash and Cash Equivalents [Line Items]
Interest income from trust account	$ 28,911,257	$ 92,524,424
Cash Equivalents [Member]
Cash and Cash Equivalents [Line Items]
Assets held in the Trust Account	$ 3,186,602		$ 1,055
US Treasury Securities [Member]
Cash and Cash Equivalents [Line Items]
Assets held in the Trust Account			$ 30,603,404